Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2024

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.0% of Net Assets
	Air Freight & Logistics — 3.4%
19,364	United Parcel Service, Inc., Class B	$ 2,878,071
	Total Air Freight & Logistics	$2,878,071
	Automobile Components — 1.6%
11,019	Autoliv, Inc.	$ 1,327,018
	Total Automobile Components	$1,327,018
	Automobiles — 1.5%
95,081	Ford Motor Co.	$ 1,262,676
	Total Automobiles	$1,262,676
	Banks — 10.9%
46,868	Bank of America Corp.	$ 1,777,235
7,741	JPMorgan Chase & Co.	1,550,522
52,468	Truist Financial Corp.	2,045,203
65,114	Wells Fargo & Co.	3,774,007
	Total Banks	$9,146,967
	Biotechnology — 1.1%
12,324	Gilead Sciences, Inc.	$ 902,733
	Total Biotechnology	$902,733
	Broadline Retail — 2.1%
33,326	eBay, Inc.	$ 1,758,946
	Total Broadline Retail	$1,758,946
	Capital Markets — 8.8%
17,293	Morgan Stanley	$ 1,628,309
24,062	Northern Trust Corp.	2,139,593
15,405	Raymond James Financial, Inc.	1,978,310
20,813	State Street Corp.	1,609,261
	Total Capital Markets	$7,355,473
	Chemicals — 2.4%
20,138	LyondellBasell Industries NV, Class A	$ 2,059,715
	Total Chemicals	$2,059,715
	Communications Equipment — 3.2%
53,794	Cisco Systems, Inc.	$ 2,684,859
	Total Communications Equipment	$2,684,859
	Consumer Staples Distribution & Retail — 3.4%
10,146	Target Corp.	$ 1,797,973
47,764	Walgreens Boots Alliance, Inc.	1,036,001
	Total Consumer Staples Distribution & Retail	$2,833,974
	Diversified Telecommunication Services — 1.3%
25,125	Verizon Communications, Inc.	$ 1,054,245
	Total Diversified Telecommunication Services	$1,054,245
	Electric Utilities — 1.0%
13,526	Eversource Energy	$ 808,449
	Total Electric Utilities	$808,449

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electrical Equipment — 1.1%
3,083	Rockwell Automation, Inc.	$ 898,170
	Total Electrical Equipment	$898,170
	Entertainment — 3.1%
21,357	Walt Disney Co.	$ 2,613,243
	Total Entertainment	$2,613,243
	Food Products — 4.3%
5,706	Hershey Co.	$ 1,109,817
5,876	John B Sanfilippo & Son, Inc.	622,386
20,654	Kellanova	1,183,267
19,842	Kraft Heinz Co.	732,170
	Total Food Products	$3,647,640
	Ground Transportation — 1.5%
5,255	Union Pacific Corp.	$ 1,292,362
	Total Ground Transportation	$1,292,362
	Health Care Equipment & Supplies — 1.3%
12,088	Medtronic Plc	$ 1,053,469
	Total Health Care Equipment & Supplies	$1,053,469
	Health Care Providers & Services — 0.9%
5,478	Quest Diagnostics, Inc.	$ 729,177
	Total Health Care Providers & Services	$729,177
	Household Durables — 0.5%
3,790	Whirlpool Corp.	$ 453,398
	Total Household Durables	$453,398
	Household Products — 1.2%
7,847	Kimberly-Clark Corp.	$ 1,015,009
	Total Household Products	$1,015,009
	Industrial Conglomerates — 0.3%
2,174	3M Co.	$ 230,596
	Total Industrial Conglomerates	$230,596
	Industrial REITs — 1.0%
6,412	Prologis, Inc.	$ 834,971
	Total Industrial REITs	$834,971
	Insurance — 3.5%
18,872	American International Group, Inc.	$ 1,475,224
26,553	Sun Life Financial, Inc.	1,449,263
	Total Insurance	$2,924,487
	Interactive Media & Services — 0.5%
2,970(a)	Alphabet, Inc., Class A	$ 448,262
	Total Interactive Media & Services	$448,262
	IT Services — 2.4%
10,765	International Business Machines Corp.	$ 2,055,684
	Total IT Services	$2,055,684
	Machinery — 5.7%
4,432	Deere & Co.	$ 1,820,400

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Shares		Value
	Machinery — (continued)
41,235	Gorman-Rupp Co.	$ 1,630,844
10,846	Oshkosh Corp.	1,352,605
	Total Machinery	$4,803,849
	Metals & Mining — 3.3%
4,771	Materion Corp.	$ 628,579
34,823	Newmont Corp.	1,248,057
2,640	Reliance, Inc.	882,235
	Total Metals & Mining	$2,758,871
	Multi-Utilities — 1.6%
22,992	CMS Energy Corp.	$ 1,387,337
	Total Multi-Utilities	$1,387,337
	Oil, Gas & Consumable Fuels — 9.7%
11,922	ConocoPhillips	$ 1,517,432
90,013	Coterra Energy, Inc.	2,509,562
35,291	Exxon Mobil Corp.	4,102,226
	Total Oil, Gas & Consumable Fuels	$8,129,220
	Pharmaceuticals — 8.6%
21,247	Johnson & Johnson	$ 3,361,063
13,671	Merck & Co., Inc.	1,803,888
15,358	Pfizer, Inc.	426,185
34,088	Sanofi S.A. (A.D.R.)	1,656,677
	Total Pharmaceuticals	$7,247,813
	Residential REITs — 1.1%
9,404	Camden Property Trust	$ 925,354
	Total Residential REITs	$925,354
	Semiconductors & Semiconductor Equipment — 1.9%
19,555	Intel Corp.	$ 863,744
8,346	Microchip Technology, Inc.	748,720
	Total Semiconductors & Semiconductor Equipment	$1,612,464
	Specialty Retail — 2.5%
3,303	Lowe's Cos., Inc.	$ 841,373
12,246	TJX Cos., Inc.	1,241,989
	Total Specialty Retail	$2,083,362
	Technology Hardware, Storage & Peripherals — 1.3%
37,360	HP, Inc.	$ 1,129,019
	Total Technology Hardware, Storage & Peripherals	$1,129,019
	Water Utilities — 1.0%
6,698	American Water Works Co., Inc.	$ 818,563
	Total Water Utilities	$818,563
	Total Common Stocks (Cost $68,570,939)	$83,165,446

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value

	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Open-End Fund — 1.2%
993,521(b)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 993,521
		$993,521
	TOTAL SHORT TERM INVESTMENTS (Cost $993,521)	$993,521
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $69,564,460)	$84,158,967
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(148,782)
	net assets — 100.0%	$84,010,185

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$83,165,446	$—	$—	$83,165,446
Open-End Fund	993,521	—	—	993,521
Total Investments in Securities	$84,158,967	$—	$—	$84,158,967
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
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